Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Summary of financial assets at fair value through other comprehensive income
5 Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
	2019	2018
Equity securities	2,306	3,228
Debt securities[1]	30,483	25,616
Loans and advances[1]	1,680	2,379
	34,468	31,223

1 Debt securities include an amount of EUR -7 million (2018: EUR -6 million) and the Loans and advances includes EUR -3 million (2018: EUR -5 million) of Loan loss provisions.

Summary of Equity Securities Designated as at Fair Value Tthrough Other Comprehensive Income
Exposure to equity securities

Equity securities designated as at fair value through other comprehensive income
	Carryingvalue	Dividend income	Carryingvalue	Dividend income
	2019	2019	2018	2018
Investment in Bank of Beijing	2,001	93	1,967	83
Investment in Kotak Mahindra Bank	–	–	919	1
Other Investments	305	18	342	8
	2,306	111	3,228	92

Summary of Changes in Fair Value through Other Comprehensive Income Financial Assets
Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments[1]		Total
	2019	2018	2019	2018	2019	2018
Opening balance as at 1 January	3,228	3,983	27,995	65,747	31,223	69,730
Effect of change in accounting policy due to the implementation of IFRS 9		–184		–31,945		–32,129
Additions	11	33	16,259	10,486	16,270	10,518
Amortisation			–12	–12	–12	–12
Transfers and reclassifications	3	1	–0	1	3	2
Changes in unrealised revaluations[2]	139	–463	258	–660	397	–1,123
Impairments			–2		–2
Reversals of impairments			1	16	1	16
Disposals and redemptions	–1,091	–178	–12,298	–15,478	–13,389	–15,656
Exchange rate differences	15	35	–40	–159	–25	–124
Changes in the composition of the group and other changes		0	2	1	3	1
Closing balance	2,306	3,228	32,163	27,995	34,468	31,223

1 Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
2 Changes in unrealised revaluations include changes on hedged items which are recognised in the statement of profit or loss.